Bank Borrowings - Schedule of Maturities of Bank Borrowings (Details)	Sep. 30, 2019 HKD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2018 HKD ($)	Dec. 31, 2018 USD ($)
Bank Borrowings
Between 1 to 2 years				$ 26,923,000
Bank borrowings				26,923,000
Unutilized bank borrowing facilities	$ 1,141,000,000	$ 146,282,000	$ 931,000,000	$ 119,359,000